Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Total Payments
Total	$ 34.2	$ 34.2
Eagle Ford Shale Texas [Member]
Total	$ 34.2	$ 34.2